                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

                         SUPPLEMENT DATED JUNE 17, 2005
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2005
                                      FOR
          MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM) (INVESTOR SERIES)
             MERRILL LYNCH INVESTOR CHOICE ANNUITY(SM) (IRA SERIES)


This supplement updates your Prospectus for the Merrill Lynch Investor Choice Annuity(SM) issued through Merrill Lynch Life Variable Annuity Separate Account A or Merrill Lynch Life Variable Annuity Separate Account D.

For XC Class (Bonus) Contracts issued in Oregon and Washington, the bonus rate will never be lower than the rate in effect at the time your Contract is issued, as shown on your Contract schedule page.

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If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Investor Choice Annuity Prospectus for your reference.